Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

(dollars in millions)	2015	2014
Current assets	$1,920	$1,820
Noncurrent assets	1,102	756
Total assets	$3,022	$2,576
Current liabilities	$1,931	$1,795
Noncurrent liabilities	1,355	1,227
Total liabilities	$3,286	$3,022

Schedule of Goodwill [Table Text Block]

(dollars in millions)	Balance as of January 1, 2015	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2015
Otis	$1,664	$31	$(129)	$1,566
UTC Climate, Controls & Security	9,408	397	(347)	9,458
Pratt & Whitney	1,481	36	(2)	1,515
UTC Aerospace Systems	14,892	49	(182)	14,759
Total Segments	27,445	513	(660)	27,298
Eliminations and other	3	—	—	3
Total	$27,448	$513	$(660)	$27,301

Intangible Assets Disclosure [Table Text Block]

	2015		2014
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$1,977	$(1,307)	$2,103	$(1,309)
Patents and trademarks	361	(189)	336	(177)
IAE collaboration	3,336	(86)	2,872	(20)
Customer relationships and other	12,430	(2,988)	12,135	(2,589)
	18,104	(4,570)	17,446	(4,095)
Unamortized:
Trademarks and other	2,069	—	2,177	—
Total	$20,173	$(4,570)	$19,623	$(4,095)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2016	2017	2018	2019	2020
Amortization expense	$692	$745	$772	$769	$792